Borrowings - Short-Term Debt (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Short-term debt disclosures
Long-term debt - current maturities	$ 7,051	$ 5,214
Total short-term debt	10,207	6,987
Commercial paper
Short-term debt disclosures
Short-term debt	$ 2,995	$ 1,496
Weighted-average interest rates for short-term debt (as a percent)	2.50%	1.50%
Short-term loans
Short-term debt disclosures
Short-term debt	$ 161	$ 276
Weighted-average interest rates for short-term debt (as a percent)	4.30%	8.80%